Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2017
Convertible Preferred Shares
Schedule of preferred shares as of balance sheet date
December 31, 2016
Preferred
	Preferred	Shares			Common Shares
	Shares	Issued and	Carrying	Liquidation	Issuable Upon
	Designated	Outstanding	Value	Preference	Conversion
Series A preferred shares	17,128,120	17,128,120	$79,897	$80,000	17,128,120

	December 31, 2017
		Preferred
	Preferred	Shares			Common Shares
	Shares	Issued and	Carrying	Liquidation	Issuable Upon
	Designated	Outstanding	Value	Preference	Conversion
Series A preferred shares	17,128,120	17,128,120	$79,897	$80,000	17,128,120
Series B preferred shares	5,757,372	5,757,372	39,873	40,000	5,757,372
	22,885,492	22,885,492	$119,770	$120,000	22,885,492